Income Tax (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Schedule of Income Before Provision for Income Taxes

The sources of income (loss) before provision for income taxes are as follows for the year ended December 31, 2020 and the period from March 6, 2019 (date of inception) through December 31, 2019:

	Year ended December 31, 2020	Period from March 6, 2019 (Date of Inception) through December 31, 2019
Domestic	$(2,927,054)	$919,265
Foreign	—	—

Total	$(2,927,054)	$919,265

Schedule of Provision for Income Taxes

The provision for income taxes was comprised of the following for the year ended December 31, 2020 and the period from March 6, 2019 (date of inception) through December 31, 2019:

	Year ended December 31, 2020	Period from March 6, 2019 (Date of Inception) through December 31, 2019
Current:
Federal	$180,694	$393,267
State and local	90,393	165,547
Foreign	—	—

Total Current	271,087	558,814

Deferred:
Federal	—	—
State and local	—	—
Foreign	—	—

Total deferred income tax expense	—	—

Total provision for income taxes	$271,087	$558,814

Schedule of Reconciliation of Federal Statutory Income Tax Rate to Effective Income Tax Rate

Reconciliation of the federal statutory income tax rate to the effective income tax rate is as follows:

	Year ended December 31, 2020	Period from March 6, 2019 (Date of Inception) through December 31, 2019
Statutory income tax expense (benefit)	$(614,833)	$193,046
State income tax expense (benefit), net of federal	(203,676)	64,198
Other permanent items	3,095	5,336
Valuation allowance on start-up costs	1,086,501	296,234

Provision for income taxes	$271,087	$558,814

Schedule of Deferred Tax Assets and Liabilities

The tax effects of temporary differences that gave rise to significant portions of the deferred tax assets and liabilities as of December 31, 2020 and 2019 were as follows:

	December 31, 2020	December 31, 2019
Deferred Tax Assets:
Start-up costs	$1,382,735	$296,234
Valuation allowance	(1,382,735)	(296,234)

Net deferred tax assets (liabilities)	$—	$—